(Main Street Small Cap Fund/VA®)
Investment Objective. The Fund seeks capital appreciation.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. The accompanying prospectus of the participating insurance company provides information on initial or contingent deferred sales charges, exchange fees or redemption fees for that variable life insurance policy, variable annuity or other investment product. The fees and expenses of those products are not charged by the Fund and are not reflected in this table. Expenses would be higher if those fees were included.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Main Street Small Cap Fund/VA®)	Non-Service Shares	Service Shares
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Main Street Small Cap Fund/VA®)	Non-Service Shares	Service Shares
Management Fees	0.67%	0.67%
Distribution and/or Service (12b-1) Fees	none	0.25%
Other Expenses	0.13%	0.13%
Total Annual Fund Operating Expenses	0.80%	1.05%

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows, whether or not you redeemed your shares:

Expense Example (Main Street Small Cap Fund/VA®) (USD $)	1 Year	3 Years	5 Years	10 Years
Non-Service Shares	82	256	446	994
Service Shares	108	336	582	1,289

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 65% of the average value of its portfolio.

Principal Investment Strategies. Under normal market conditions, the Fund will invest at least 80% of its net assets, including any borrowings for investment purposes, in securities of "small-cap" companies. A company's "market capitalization" is the value of its outstanding common stock. The Fund considers small-cap companies to be those having a market capitalization in the range of the Russell 2000® Index. The capitalization range of that index is subject to change at any time due to market activity or changes in the composition of the index. The range of the Russell 2000® Index generally widens over time and it is reconstituted annually to preserve its market cap characteristics. The Fund measures a company's capitalization at the time the Fund buys a security and is not required to sell a security if the company's capitalization moves outside of the Fund's capitalization definition.

Although the Fund mainly invests in U.S. companies, it can invest in securities issued by companies or governments in any country. The Fund primarily invests in common stock but may also invest in other types of securities that are consistent with its investment objective.

The portfolio managers use both fundamental research and quantitative models to identify investment opportunities. While the process may change over time or vary in particular cases, in general the selection process currently:

  aims to maintain broad diversification across all major economic sectors;

  uses a fundamental approach to analyze issuers based on factors such as a company's financial performance, competitive strength, industry position, business practices and management;

  also uses quantitative models, including sector-specific factors, to rank securities within each economic sector; and

  considers market trends, current industry outlooks and general economic conditions.

In constructing the portfolio, the Fund seeks to limit exposure to so-called "top-down" or "macro" risks, such as overall stock market movements, economic cycles, and interest rate or currency fluctuations. Instead, the portfolio managers seek to add value by selecting individual securities with superior company-specific fundamental attributes or relative valuations that they expect to outperform their industry and sector peers. This is commonly referred to as a "bottom-up" approach to portfolio construction.

The portfolio managers consider stock rankings, benchmark weightings and capitalization outlooks in determining security weightings for individual issuers.

The portfolio managers might sell a security if the price is approaching their price target, if the company's competitive position has deteriorated or the company's management has performed poorly, or if they have identified more attractive investment prospects.

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Risks of Investing in Stock. The value of a Fund's portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual stocks generally do not all move in the same direction at the same time. For example, "growth" stocks may perform well under circumstances in which "value" stocks in general have fallen. A variety of factors can affect the price of a particular company's stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company's sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized, for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry, fund share values may fluctuate more in response to events affecting the market for those types of securities.

Industry and Sector Focus . At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of stocks of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its share values may fluctuate in response to events affecting that industry or sector. To some extent that risk may be limited by the Fund's policy of not concentrating its investments in any one industry.

Risks of Small-Cap Companies. Small-cap companies may be either established or newer companies, including "unseasoned" companies that have typically been in operation for less than three years. While smaller companies might offer greater opportunities for gain than larger companies, they also involve greater risk of loss. They may be more sensitive to changes in a company's earnings expectations and may experience more abrupt and erratic price movements. Smaller companies' securities often trade in lower volumes and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Small-cap companies may not have established markets for their products or services and may have fewer customers and product lines. They may have more limited access to financial resources and may not have the financial strength to sustain them through business downturns or adverse market conditions. Since small-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. Small-cap companies may have unseasoned management or less depth in management skill than larger, more established companies. They may be more reliant on the efforts of particular members of their management team and management changes may pose a greater risk to the success of the business. It may take a substantial period of time before the Fund realizes a gain on an investment in a small-sized company, if it realizes any gain at all.

Who Is the Fund Designed For? The Fund's shares are available only as an investment option under certain variable annuity contracts, variable life insurance policies and investment plans offered through insurance company separate accounts of participating insurance companies. The Fund is designed primarily for investors seeking capital appreciation. Those investors should be willing to assume the greater risks of short-term share price fluctuations that are typical for a fund focusing on long-term capital appreciation of stocks of small sized companies. The Fund is not designed for investors needing current income. The Fund is not a complete investment program and may not be appropriate for all investors. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Non-Service Shares performance from calendar year to calendar year and by showing how the Fund's average annual returns for the periods of time shown in the table compare with those of a broad measure of market performance. Charges imposed by the insurance accounts that invest in the Fund are not included and the returns would be lower if they were. The Fund's past investment performance is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website at: https://www.oppenheimerfunds.com/fund/MainStreetSmallCapFundVA

During the period shown, the highest return before taxes for a calendar quarter was 31.71% (2nd Qtr 09) and the lowest return before taxes for a calendar quarter was -27.25% (4th Qtr 08).
The following table shows the average annual total returns before taxes for each class of the Fund's shares.
Average Annual Total Returns for the periods ended December 31, 2014
Average Annual Total Returns (Main Street Small Cap Fund/VA®)	Inception Date	1 Year	5 Years	10 Years
Non-Service Shares	May 01, 1998	11.93%	17.58%	9.12%
Service Shares	Jul. 16, 2001	11.66%	17.29%	8.86%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)		4.89%	15.55%	7.77%

[1]	Expenses have been restated to reflect current fees.